Net Loss From Continuing Operations - Other Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) From Continuing Operations [Abstract]
Foreign exchange losses, net	$ (1,719)	$ (641)	$ (1,160)
Losses on disposal of property, plant and equipment	(975)	(328)	(91)
Others	(483)	(658)	(295)
Other gains and losses	$ (3,177)	$ (1,627)	$ (1,546)